STOCKHOLDERS' EQUITY STATEMENTS - USD ($) $ in Millions	Total	Common stock and paid-in capital	Retained earnings	Accumulated other comprehensive loss
Balance, beginning of period at Jun. 30, 2023		$ 93,718	$ 118,848	$ (6,343)
Common stock issued		2,002
Net income	$ 88,136		88,136
Other comprehensive income	753			753
Common stock cash dividends			(22,293)
Common stock repurchased		(5,712)	(11,547)
Stock-based compensation expense		10,734
Other, net		181
Balance, end of period at Jun. 30, 2024	$ 268,477	100,923	173,144	(5,590)
Cash dividends declared per common share	$ 3
Common stock issued		2,056
Net income	$ 101,832		101,832
Other comprehensive income	2,243			2,243
Common stock cash dividends	(24,676)		(24,677)
Common stock repurchased		(5,856)	(12,568)
Stock-based compensation expense		11,974
Other, net		(2)
Balance, end of period at Jun. 30, 2025	$ 343,479	109,095	237,731	(3,347)
Cash dividends declared per common share	$ 3.32
Common stock issued		2,009
Net income	$ 133,749		133,749
Other comprehensive income	63			63
Common stock cash dividends	(27,035)		(27,034)
Common stock repurchased		(6,105)	(16,181)
Stock-based compensation expense		12,405
Other, net		2
Balance, end of period at Jun. 30, 2026	$ 442,387	$ 117,406	$ 328,265	$ (3,284)
Cash dividends declared per common share	$ 3.64